SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of basic and diluted net income (loss) per ordinary share (Details) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020
Class A common stock
Numerator:
Allocation of net income (loss), as adjusted	$ 17,830,609			$ 1,406,138		$ 1,191,748	$ 7,776,990	$ (6,866,469)
Denominator:
Basic weighted average ordinary shares outstanding	23,000,000	23,000,000	23,000,000	15,500,000	23,000,000	11,408,000	23,000,000	16,353,211
Diluted weighted average ordinary shares outstanding	23,000,000	23,000,000	23,000,000	15,500,000	23,000,000	11,408,000	23,000,000	16,353,211
Net income (loss) per share, basic	$ 0.78	$ (0.04)	$ (0.40)	$ 0.08	$ (0.44)	$ 0.10	$ 0.34	$ (0.42)
Net income (loss) per share, diluted	$ 0.78	$ (0.04)	$ (0.40)	$ 0.08	$ (0.44)	$ 0.10	$ 0.34	$ (0.42)
Class B common stock
Numerator:
Allocation of net income (loss), as adjusted	$ 4,457,652			$ 351,535		$ 561,191	$ 1,944,248	$ (2,321,888)
Denominator:
Basic weighted average ordinary shares outstanding	5,750,000	5,750,000	5,750,000	5,505,435	5,750,000	5,372,000	5,750,000	5,529,817
Diluted weighted average ordinary shares outstanding	5,750,000.00	5,750,000	5,750,000	5,505,435	5,750,000	5,372,000	5,750,000	5,529,817
Net income (loss) per share, basic	$ 0.78	$ (0.04)	$ (0.40)	$ 0.08	$ (0.44)	$ 0.10	$ 0.34	$ (0.42)
Net income (loss) per share, diluted	$ 0.78	$ (0.04)	$ (0.40)	$ 0.08	$ (0.44)	$ 0.10	$ 0.34	$ (0.42)